UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740
         Newport Beach, CA  92660

13F File Number:  28-12287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

     /s/ John Herold     Newport Beach, CA/USA     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $126,870 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     5431   119900 SH       SOLE                   119900        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     1298    37061 SH       SOLE                    37061        0        0
AVALONBAY CMNTYS INC           COM              053484101     9616    97700 SH       SOLE                    97700        0        0
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203     4232   264000 SH       SOLE                   264000        0        0
BROOKFIELD PPTYS CORP          COM              112900105     1679   106000 SH       SOLE                   106000        0        0
COLONIAL PPTYS TR              COM SH BEN INT   195872106     2099   112300 SH       SOLE                   112300        0        0
DCT INDUSTRIAL TRUST INC       COM              233153105      449    60000 SH       SOLE                    60000        0        0
DEVELOPERS DIVERSIFIED RLTY    COM              251591103      790    24924 SH       SOLE                    24924        0        0
DIAMONDROCK HOSPITALITY CO     COM              252784301     2424   266321 SH       SOLE                   266321        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     8335   157178 SH       SOLE                   157178        0        0
EQUITY ONE                     COM              294752100     2492   121606 SH       SOLE                   121606        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     7165   466500 SH       SOLE                   466500        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     1337    15622 SH       SOLE                    15622        0        0
FIRST INDUSTRIAL REALTY TRUS   COM              32054K103     1646    57400 SH       SOLE                    57400        0        0
HCP INC                        COM              40414L109      766    19098 SH       SOLE                    19098        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     1057    79500 SH       SOLE                    79500        0        0
KIMCO REALTY CORP              COM              49446R109     6583   178200 SH       SOLE                   178200        0        0
MACERICH CO                    COM              554382101     4681    73540 SH       SOLE                    73540        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     7801   216827 SH       SOLE                   216827        0        0
POST PPTYS INC                 COM              737464107     3313   118449 SH       SOLE                   118449        0        0
PROLOGIS                       SH BEN INT       743410102     4408   106800 SH       SOLE                   106800        0        0
REGENCY CTRS CORP              COM              758849103      333     5000 SH       SOLE                     5000        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     5849    60300 SH       SOLE                    60300        0        0
SL GREEN RLTY CORP             COM              78440X101     3635    56100 SH       SOLE                    56100        0        0
SPDR TR                        UNIT SER 1       78462F103    27281   235200 SH       SOLE                   235200        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     1961    69700 SH       SOLE                    69700        0        0
TAUBMAN CTRS INC               COM              876664103     7809   156177 SH       SOLE                   156177        0        0
UDR INC                        COM              902653104     2400    91766 SH       SOLE                    91766        0        0